Main Events (Tables)	12 Months Ended
Jun. 30, 2023
Main Events [Abstract]
Schedule of Consideration	The procedures for adjusting the price were concluded on March 21, 2021 and generated an additional obligation of R$5,365, which was settled on April 30, 2021. The total consideration is shown below:
1/31/2021

Consideration paid in cash	160,399
Price adjustment	5,365
Total consideration transferred	165,764
Net assets acquired	(154,733)
Difference recorded in equity	11,031

Schedule of Assets and Liabilities	The table below shows the assets and liabilities acquired by the Company in January 31,2021:
	Acres	Ombú	Yuchán	Yatay	Intercompany Eliminations	Total
Current assets
Cash and cash equivalents	1,226	234	30	27	-	1,517
Trade accounts receivable	7,746	1,096	1,093	559	-	10,494
Inventories	1,734	1,016	844	35	-	3,629
Biological assets	10,416	4,525	3,292	-	-	18,233
Related-party transactions	2,757	43,935	88	66,369	(113,149)	-
Recoverable taxes and other credits	1,048	406	1,665	843	-	3,962
	24,927	51,212	7,012	67,833	(113,149)	37,835
Noncurrent assets
Investment properties	69,807	38,166	28,044	-	-	136,017
Property, plant and equipment	4,431	178	2,427	3	-	7,039
	74,238	38,344	30,471	3	-	143,056
Total assets	99,165	89,556	37,483	67,836	(113,149)	180,891

Current liabilities
Trade accounts and other payables	4,958	2,930	928	115	-	8,931
Labor obligations	56	24	22	1	-	103
Taxes payable	901	2,114	1,647	57	-	4,719
Related-party transactions	38,211	54,790	26,107	2,295	(113,149)	8,254
Advances from clients	3,443	1	-	-	-	3,444
	47,569	59,859	28,704	2,468	(113,149)	25,451
Noncurrent liabilities
Trade accounts and other payables	250	-	457	-	-	707
	250	-	457	-	-	707
Total liabilities	47,819	59,859	29,161	2,468	(113,149)	26,158

Total net assets acquired	51,346	29,697	8,322	65,368	-	154,733

Schedule of Companies Acquired in the Period from the Acquisition	The results of the companies acquired in the period from the acquisition date to June 30, 2021 are presented below:
	Acres	Ombú	Yuchán	Yatay	Total
Net income	11,458	5,072	828	-	17,358
Net loss for the year	(3,195)	(2,705)	(2,370)	(382)	(8,652)
Had the transaction been consummated on July 1, 2020, the consolidated results would have been as follows:
	Acres	Ombú	Yuchán	Yatay	Total
Net income	30,736	14,514	3,721	22	48,993
(Loss) net income for the year	(1,207)	(1,402)	(3,869)	753	(5,725)